Reconciliation of movement in net borrowings - Narrative (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds	£ 769		£ 1,247
Proceeds from bonds issued	£ 0		1,031
Proportion of ownership interest in subsidiary	100.00%	100.00%
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds	£ 769	€ 900	696	€ 775
Bonds issued | €						€ 700
Proceeds from bonds issued			636
US Dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds			551		$ 696
Pound Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued			395
Discount and fee from bonds issued			£ 5